SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Merchant Services	Jun. 30, 2011 Merchant Services	Jun. 30, 2012 Merchant Services	Jun. 30, 2011 Merchant Services	Dec. 31, 2009 Merchant Services	Dec. 31, 2011 Merchant Services	Dec. 31, 2010 Merchant Services	Jun. 30, 2012 Financial Institution Services	Jun. 30, 2011 Financial Institution Services	Jun. 30, 2012 Financial Institution Services	Jun. 30, 2011 Financial Institution Services	Dec. 31, 2009 Financial Institution Services	Dec. 31, 2011 Financial Institution Services	Dec. 31, 2010 Financial Institution Services	Jun. 30, 2011 General Corporate/Other	Jun. 30, 2011 General Corporate/Other	Dec. 31, 2011 General Corporate/Other	Dec. 31, 2010 General Corporate/Other	Jun. 30, 2009 Predecessor	Jun. 30, 2009 Predecessor Merchant Services	Jun. 30, 2009 Predecessor Financial Institution Services
Result of operation for each segment
Total revenue	$ 469,622	$ 402,564	$ 902,411	$ 774,010	$ 506,002	$ 1,622,421	$ 1,162,132	$ 351,828	$ 291,735	$ 674,806	$ 554,421	$ 320,355	$ 1,185,253	$ 756,930	$ 117,794	$ 110,829	$ 227,605	$ 219,589	$ 185,647	$ 437,168	$ 405,202					$ 444,724	$ 264,224	$ 180,500
Network fees and other costs	209,244	185,694	409,452	367,910	254,925	756,735	595,995	174,889	151,573	340,415	298,484	207,008	620,852	476,932	34,355	34,121	69,037	69,426	47,917	135,883	119,063					221,680	171,570	50,110
Sales and marketing	70,532	59,570	143,289	115,789	32,486	236,917	98,418	63,649	52,628	130,348	101,515	24,410	211,062	73,441	6,883	6,601	12,941	13,311	8,076	24,046	22,964	341	963	1,809	2,013	37,561	26,497	11,064
Segment profit	$ 189,846	$ 157,300	$ 349,670	$ 290,311	$ 218,591	$ 628,769	$ 467,719	$ 113,290	$ 87,534	$ 204,043	$ 154,422	$ 88,937	$ 353,339	$ 206,557	$ 76,556	$ 70,107	$ 145,627	$ 136,852	$ 129,654	$ 277,239	$ 263,175	$ (341)	$ (963)	$ (1,809)	$ (2,013)	$ 185,483	$ 66,157	$ 119,326